ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Regulatory liabilities (Note 12)	$ 122	$ 51
Lease obligations (Note 22)	14	12
Nonrelated Party
Related Party Transaction [Line Items]
Accrued liabilities	794	644
Accounts payable	348	334
Unearned revenue	336	211
Accrued interest	180	149
Regulatory liabilities (Note 12)	122	51
Lease obligations (Note 22)	14	12
Environmental liabilities (Note 20)	11	38
Derivative liabilities (Note 17)	4	0
Total	$ 1,809	$ 1,439